Subsidiaries	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Subsidiaries

28	Subsidiaries
The table below includes the Company’s principal subsidiaries as at December 31, 2023, determined as either contributing to 10% or more of the Group assets or revenues. The Company has other subsidiaries, but the assets and revenues did not exceed 10% of the Group’s consolidated assets or revenues for the year ended December 31, 2023:

Name	% Equity interest	Country of incorporation	Nature of business
Raging River Trading (Pty) Ltd	100%	South Africa	Licensed Western Cape Gambling and Racing Board ('WCGB') / software development
Baytree Interactive Limited	100%	Guernsey	Licensed with the Kahnawake Gaming Commission ('KGC')
Betway Limited	99.9996%	Malta	Licensed with the MGA
Certain subsidiary entities of the Group are not wholly-owned. Apart from the closing balance of non-controlling interest of Verno, resulting from the balance at acquisition discussed in note 4, management has assessed the values of the non-controlling interests (‘NCI’) in these instances and determined them to be immaterial.